CONTINGENCIES (Details) $ in Millions		1 Months Ended			6 Months Ended	60 Months Ended
	Jan. 04, 2022 bankAccount	Jan. 31, 2022 USD ($)	Aug. 31, 2021 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2022 USD ($) claim	Dec. 31, 2018 USD ($) claim	Apr. 30, 2022 USD ($)
Social Security tax
Disclosure of other provisions [line items]
Unused provision reversed					$ 240
Social Security tax | ArcelorMittal Brasil S.A.
Disclosure of other provisions [line items]
Number of claims filed | claim					6	6
Tax penalty sought		$ 13				$ 38
Reduction in tax penalty sought						$ 4
Other legal claims and contingencies | Shareholder of Siderurgica Tres Lagoas
Disclosure of other provisions [line items]
Damages sought				$ 32
Estimated financial effect of contingent liabilities							$ 126
Estimated financial effect of contingent liabilities, net							$ 67
Ukrainian tax audit | ArcelorMittal Kryvyi Rih
Disclosure of other provisions [line items]
Damages sought			$ 96
Number of bank accounts, blocked | bankAccount	3
Number of bank accounts, restrictions lifted | bankAccount	2